Business Combinations - Summarizes Major Classes of Consideration Transferred, and Recognized Amounts of Fair Value of Identifiable Assets Distributed and Fair Value of Liabilities Incurred or Assumed at Acquisition Date (Detail) (EUR €)
In Thousands, unless otherwise specified
	0 Months Ended	12 Months Ended
	May 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Business Acquisition [Line Items]
Cash and cash equivalents	€ 84,129
Short-term investments	40,055
Current tax assets	37,289
Inventories, net	301,279
Deferred tax assets	90,045	90,045	[1]
Other assets, current and non-current	29,418
Other intangible assets, net	751,542
Property, plant and equipment, net	124,308	124,308
Assets acquired	1,580,071
Accounts payable	151,412
Accrued and other liabilities, current and non-current	90,900
Deferred and other tax liabilities	297,977
Long-term debt, current and non-current	609
Liabilities assumed	540,898
Total net identifiable assets	1,039,173
Consideration paid in cash for the transaction on May 30, 2013	486,325
Fair value of shares	2,347,663
Fair value of equity awards cash settled	41,516
Fair value of unvested equity awards to be exchanged	43,527	43,527
Gain on settlement of pre-existing relationships	178,427	178,427
Consideration transferred	3,097,458
Goodwill on acquisition	2,058,285	2,058,285		6,038
Accounts Receivable [Member]
Business Acquisition [Line Items]
Accounts receivable, net	121,395
Financing Receivables [Member]
Business Acquisition [Line Items]
Accounts receivable, net	€ 611

[1]	Valuation allowances recognized in relation to deferred tax assets as at December 31, 2013 amounted to EUR 25.0 million (2012: EUR 30.5 million)